Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Estimated Future Amortization) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Estimated future amortization expense allocated to other expenses for VOBA [Abstract]
VOBA 2017	$ 325
VOBA 2018	294
VOBA 2019	270
VOBA 2020	243
VOBA 2021	216
Value of Distribution Agreements and Customer Relationships Acquired [Abstract]
VODA and VOCRA 2017	50
VODA and VOCRA 2018	47
VODA and VOCRA 2019	43
VODA and VOCRA 2020	39
VODA and VOCRA 2021	36
Negative Value of Business Acquired [Abstract]
Negative VOBA 2017	(131)
Negative VOBA 2018	(55)
Negative VOBA 2019	(38)
Negative VOBA 2020	(39)
Negative VOBA 2021	$ (38)